Organization and Principal Activities (Tables)	6 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Income Per Share Before and After Retrospective Adjustments	The income per share before and after the retrospective adjustments are as follows.
	For the six months ended December 31, 2023
	Before adjustment	After adjustment
Net income per share attributable to ordinary shareholders of Big Tree Cloud Holdings Limited
- Basic and diluted	11.63	0.0116
Weighted average shares used in calculating net income per share
- Basic and diluted	50,000	50,000,000

Schedule of Information about Company’s Subsidiaries

As of the balance sheet date of the financial statements, the details of the Company’s subsidiaries were as follows.

Name	Date of Incorporation	Percentage of effective ownership	Principal Activities
Big Tree Cloud International Group Limited (“DSY”)	April 21, 2021	100%	Investment holding
Plutonian Acquisition Corporation (“Plutonian”)	March 11, 2021	100%	Investment holding
Bright Connected Limited (“DSY BVI”)	April 1, 2021	100%	Investment holding
Hongkong Ploutos International Holdings Limited (“DSY HK”)	July 14, 2023	100%	Investment holding
Guangdong Big Tree Cloud Investment Holding Group Co., LTD (“DSY Guangdong”)	June 16, 2020	100%	Investment holding
Shenzhen Big Tree Cloud Import and Export Trading Co., Ltd. (“DSY Shenzhen”)	July 02, 2020	100%	Sale of personal care products
Dongguan Big Tree Cloud Daily Necessities Co. Ltd. (“DSY Dongguan”)	July 14, 2022	100%	Manufacturing personal care products
Shenzhen Jingxiyun Trading Co., Ltd. (“Jingxiyun Shenzhen”)	December 20, 2021	100%	Sale of personal care products
Shenzhen Big Tree Cloud Commercial Chain Management Co. Ltd. (“DSY Commercial Shenzhen”)	January 19, 2023	100%	Sale of personal care products